                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-11692
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Lawrence A. Oberman           Northbrook, IL       11/13/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          22
                                        --------------------

Form 13F Information Table Value Total:       158,510
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
APAC Customer Services
 Inc.                         Common       00185E106      741   294,243  sh               sole                 x
AeroGrow International        Common       00768M103     2800   333,360  sh               sole                 x
Balchem Corp.                 Common       057665200    18239   893,616  sh               sole                 x
Berkshire Hathaway Inc.
 Del                          Class B      084670207     4545     1,150  sh               sole                 x
Berkshire Hathaway Inc.
 Del                          Class B      084670207       79        20  sh          shared - other            x
Cogent Inc.                   Common       19239Y108     2727   173,912  sh               sole                 x
Dynamex Inc.                  Common       26784F103    10638   415,208  sh               sole                 x
Exponent, Inc.                Common       30214U102     6907   275,299  sh               sole                 x
Lecroy Corp.                  Common       52324W109     1761   236,312  sh               sole                 x
Liquidity Services Inc.       Common       53635B107     3804   346,135  sh               sole                 x
NVE Corp                      Common       629445206     5169   166,100  sh               sole                 x
Pure Cycle                    Common       746228303     8246   936,003  sh               sole                 x
Repligen Corp.                Common       759916109     6577 1,519,040  sh               sole                 x
Scientific Learning Corp.     Common       808760102    18834 3,139,016  sh               sole                 x
Surmodics Inc.                Common       868873100    21914   447,143  sh               sole                 x
Surmodics Inc.                Common       868873100      245     5,000  sh          shared - other            x
Tennant                       Common       880345103     6836   140,369  sh               sole                 x
Universal Technical
 Institute                    Common       913915104    13589   754,961  sh               sole                 x
Universal Technical
 Institute                    Common       913915104      137     7,600  sh          shared - other            x
Websense Inc.                 Common       947684106    13090   663,440  sh               sole                 x
X-Rite Inc.                   Common       983857103    11516   797,498  sh               sole                 x
X-Rite Inc.                   Common       983857103      116     8,000  sh          shared - other            x
   157890